Note 22 - Subsequent Events	6 Months Ended
Jun. 30, 2025
Notes to Financial Statements
Subsequent Events [Text Block]

22. Subsequent Events:

(a)

Declaration and payment of dividends (common stock): On July 1, 2025, the Company declared a dividend of $0.115 per share on the common stock, which was paid on August 6, 2025, to holders of record of common stock as of July 21, 2025.

(b)

Declaration and payment of dividends (preferred stock Series B, Series C and Series D): On July 1, 2025, the Company declared a dividend of $0.476563 per share on the Series B Preferred Stock, $0.531250 per share on the Series C Preferred Stock and $0.546875 per share on the Series D Preferred Stock, which were all paid on July 15, 2025 to holders of record as of July 14, 2025.

(c)

Vessel acquisitions: On July 17, 2025, the Company through its wholly-owned subsidiaries, Walston Shipping Co., Lockton Shipping Co., Glasserton Shipping Co. and Stewarton Shipping Co., contracted with a shipyard for the construction and purchase of four newbuild container vessels, each of approximately 3,100 TEU capacity. These four newbuild vessels are scheduled to be delivered between June 2027 and December 2027, and upon delivery, each vessel will commence an eight-year charter with a leading liner company.

(d)

New loan agreements: In July 2025, Barkley Shipping Co., Conley Shipping Co., Bertrand Maritime Co. and Schofield Maritime Co., signed a term sheet with a bank for an aggregate amount of $245,000, in order to partly refinance the outstanding balances of the financing arrangements discussed in Note 10. B.1 and Note 10. B.2.

(e)

Investment in leaseback vessels: In July 2025, NML acquired an offshore support vessel for $10,000 and leased the vessel back to the seller under bareboat charter for a period of 5.0 years. The seller-lessee has the obligation to purchase the vessel at the end of the lease term and the right to purchase it prior to the end of this period at a pre-agreed price. The monthly payments under the bareboat charter agreement bear interest at SOFR plus a margin. In July 2025, NML acquired an offshore vessel for $17,257 and leased the vessel back to the seller under bareboat charter for a period of 5.0 years. The seller-lessee has the obligation to purchase the vessel at the end of the lease term and the right to purchase it prior to the end of this period at a pre-agreed price. The monthly payments under the bareboat charter agreement bear interest at Daily Non-Cumulative Compounded SOFR plus a margin. In August 2025, NML acquired one dry bulk vessel for $6,600 and leased the vessel back to the seller under bareboat charter for a period of 5.0 years. The seller-lessee has the obligation to purchase the vessel at the end of the lease term and the right to purchase it prior to the end of this period at a pre-agreed price. The monthly payments under the bareboat charter agreement bear interest at Daily Non-Cumulative Compounded SOFR plus a margin.

In   August 2025, NML signed a commitment letter, subject to final documentation, with a shipowner (as seller) to acquire four dry bulk vessels, under which the vessels will be chartered back to the seller under bareboat charter agreement, for an amount of up to $37,500.

Furthermore, in July 2025, NML signed a commitment letter, subject to final documentation, from a joint venture, as guarantor, and related entities, as sellers, to acquire two offshore support vessels, under which the vessels will be chartered back to the seller under bareboat charter agreement, for an amount of up to $80,500. The Company’s chairman and chief executive officer Konstantinos Konstantakopoulos and a member of his family hold an equity interest of approximately 17% each in the joint venture.

In July 2025, the vessel discussed in Note 11(b)(ii)17, was sold back to its lessee under the bareboat charter agreement in place and the respective outstanding lease amount was fully collected. Additionally, the outstanding loan balance discussed in Note 10.A.24 was fully repaid. In August 2025, the vessel discussed in Note 11(b)(ii)26, was sold back to its lessee under the bareboat charter agreement in place and the respective outstanding lease amount was fully collected.